STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Common Stock Payable [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2018		1,000	11,823,389
Balance, amount at Dec. 31, 2018	$ (329,242)	$ 1	$ 11,823	$ 18,756	$ 11,279,211	$ (11,639,033)
Common stock issued for services	7,698	$ 0	$ 0	0	7,698	0
Common stock issued for cash, shares			130,000
Common stock issued for cash, amount	65,000	$ 0	$ 130	0	64,870	0
Common Stock Subscribed for services	25,008	$ 0	$ 0	25,008	0	0
Common stock issued for settlement of debt, shares			17,062
Common stock issued for settlement of debt, amount	8,531	$ 0	$ 17	0	8,514	0
Common stock issued for settlement of debt - Related Parties, shares			96,315
Common stock issued for settlement of debt - Related Parties, amount	48,324	$ 0	$ 96	0	40,228	0
Forgiveness of interest from CEO	9,282	$ 0	$ 0	0	9,282	0
Shares for services returned, shares			(300,000)
Shares for services returned, amount		$ 0	$ (300)	0	300	0
Net loss	(153,026)	$ 0	$ 0		0	(153,026)
Warrant Subscriptions	0
Balance, shares at Dec. 31, 2019		1,000	11,766,766
Balance, amount at Dec. 31, 2019	(318,425)	$ 1	$ 11,766	43,764	11,418,103	(11,792,059)
Common stock issued for cash, shares			475,000
Common stock issued for cash, amount	246,500	$ 0	$ 475		246,025	0
Common Stock Subscribed for services	3,000	0	0	3,000	0	0
Net loss	(1,174,015)	$ 0	$ 0	0	0	(1,174,015)
Common stock issued for services, shares			4,834
Common stock issued for services, amount	5,999	$ 0	$ 4	0	5,995	0
Common stock issued for services - Related Parties, shares			156,061
Common stock issued for services - Related Parties, amount	18,757	$ 0	$ 156	(43,764)	62,365	0
Common Stock Subscribed for Salary Settlement, shares			160,000
Common Stock Subscribed for Salary Settlement, amount	80,000	$ 0	$ 160	0	79,840	0
Common stock issued for settlement of AP - Related Parties, amount	64,024		$ 205		63,819
Common stock issued for settlement of AP - Related Parties, shares			204,933
Common stock issued for settlement of AP, shares			74,000
Common stock issued for settlement of AP, amount	37,000	$ 0	$ 74	0	36,926	0
Warrant Subscriptions	510	0	0	0	510	0
Loss on AP Settlement	117,000	0	0	0	117,000	0
Loss on AP Settlement - Related Parties	426,987	0	0	0	426,987	0
Forgiveness of AP by CEO	7,200	$ 0	$ 0	0	7,200	0
Debt Conversion - Related Parties, shares			36,984
Debt Conversion - Related Parties, amount	18,492	$ 0	$ 37	0	18,455	0
Prepaid Interest - Related Parties, shares			23,175
Prepaid Interest - Related Parties, amount	23,175	$ 0	$ 25	0	23,150	0
Balance, shares at Dec. 31, 2020		1,000	12,901,753
Balance, amount at Dec. 31, 2020	$ (443,796)	$ 1	$ 12,902	$ 3,000	$ 12,506,375	$ (12,966,074)